Shareholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 7 Shareholders’ Equity (Deficit)

On March 31, 2014, the Company completed an initial close of a private placement transaction in which the Company issued 3,186,222 units to accredited investors. Each unit consists of one share of our common stock and one common share purchase warrant. Each warrant entitles the holder to purchase one share of common stock at a price of $2.34 per share and the warrant will expire 36 months following the issuance. The Company received net proceeds of $4.1 million after the placement agent compensation and issuance costs of $849,858.

In addition to the units issued, the Company also issued 530,300 additional warrants to investors who invested in the 2013 Notes and also in the private placement. For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes. The warrants will be exercisable at $2.34 per share and will expire 36 months after they were issued.

In April 2014, the Company completed its final close of the private placement in which the Company issued an additional 2,539,136 units to accredited investors for net proceeds of approximately $3.4 million after placement agent compensation of $515,226.

The Company issued no shares of preferred stock during the nine month period ended March 31, 2014. The Company has not declared or paid any dividends or returned any capital to shareholders as of March 31, 2014.

On July 3, 2012 the Company issued warrants to a placement agent to purchase 233,334 shares of common stock from the date of issuance through five years when the warrants expire. On August 15, 2012 the Company issued warrants to two placement agents to purchase up to 41,424 shares of common stock from the date of issuance through five years when the warrants expire. On February 2, 2013, the Company issued warrants to a placement agent to purchase up to 18,333 shares of common stock from the date of issuance through five years when the warrants expire. In December 2013 and January 2014, the Company issued warrants in connection with the convertible notes to purchase up to 225,250 shares of common stock from the date of issuance through three years when the warrants expire. On March 31, 2014, the Company issued warrants to Konus Advisory Group, Inc. in connection with their debt agreement to purchase up to 39,117 shares of common stock from the issue date through five years when the warrants expire. On March 31, 2014, the Company issued warrants in connection with the private placement and the additional incentive warrants. The Company issued warrants to purchase up to 3,716,522 shares of commons stock from the date of issuance through three years when the warrants expire.

Equity Incentive Plan - The Company granted 1,508,334 stock options to four officers and/or directors of the Company and to two contractors of the Company. On March 26, 2014, the Company adopted the AntriaBio, Inc. 2014 Stock and Incentive Plan which allows the Company to issue up to 3,750,000 of common stock in the form of stock options, incentive options or common stock. On March 31, 2014, subject to the effectiveness of stockholder approval pursuant to Rule 14c-2 of the Exchange Act which occurred on April 30, 2014, the Company granted 2,680,000 of these shares to current employees and directors of the Company.

Note 8 Shareholders’ Equity (Deficit)

Common Stock - The Company is authorized to issue 200,000,000 shares of $0.001 par-value common stock. All shares of the Company’s common stock have equal rights and privileges with respect to voting, liquidation and dividend rights. Each share of common stock entitles the holder thereof to:

a.	One non-cumulative vote for each share held of record on all matters submitted to a vote of the stockholders;

b.	To participate equally and to receive any and all such dividends as may be declared by the Board of Directors out of funds legally available therefore; and

c.	To participate pro rata in any distribution of assets available for distribution upon liquidation.

Stockholders have no pre-emptive rights to acquire additional shares of common stock or any other securities. Common shares are not subject to redemption and carry no subscription or conversion rights.

Prior to the Reverse Merger, Antria Delaware had 90,000,000 common stock authorized at a par value of $0.00001.

Preferred Stock – The Company is authorized to issue 20,000,000 shares of Preferred Stock with each share having a par value of $0.001. No preferred shares are designated and there are no preferred shares issued and outstanding as of June 30, 2013.

Prior to the Reverse Merger, Antria Delaware had 10,000,000 preferred stock shares authorized at a par value of $0.01.

The Company issued no shares of common or preferred stock during the year ended June 30, 2013 other than those shares issued as part of the Reverse Merger. The Company has not declared or paid any dividends or returned any capital to shareholders as of June 30, 2013. On July 3, 2012 the Company issued warrants to a placement agent to purchase 233,334 shares of common stock from the date of issuance through five years when the warrants expire. On August 15, 2012 the Company issued warrants to two placement agents to purchase up to 41,424 shares of common stock from the date of issuance through five years when the warrants expire. On February 2, 2013, the Company issued warrants to a placement agent to purchase up to 18,334 shares of common stock from the date of issuance through five years when the warrants expire.

Equity Incentive Plan - The Company granted 1,508,334 stock options to four officers and/or directors of the Company and to two contractors of the Company.